Note 15 - Income Taxes (Tables)	12 Months Ended
Nov. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
	November 30,	November 30,	November 30,
	2018	2017	2016
	%	%	%

Statutory income tax rate	26.5	26.5	26.5

	$	$	$

Statutory income tax recovery	(3,643,080)	(2,347,222)	(2,688,048)
Increase (decrease) in income taxes
Non-deductible expenses/
non-taxable income	263,650	488,769	640,481
Change in valuation allowance	4,861,770	2,128,819	2,683,775
Investment tax credit	(466,052)	-	-
Financing costs booked to equity	(1,049,430)	(269,715)	(281,063)
Difference in foreign tax rates	290	(651)	-
True up of tax returns	11,029	-	(356,095)
Tax loss expired and other	21,823	-	950
	-	-	-

Schedule of Deferred Tax Assets and Liabilities
	November 30,	November 30,	November 30,
	2018	2017	2016
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	11,847,710	8,972,285	7,427,516
Book and tax basis differences
on assets and liabilities	1,041,360	863,215	3,409,343
Other	2,586,070	2,681,375	-
Investment tax credit	3,354,760	2,865,404	2,405,365
Undeducted research and
development expenditures	4,870,130	4,158,178	3,710,274
Capital loss carryforwards	326,060	326,064	-
Share issuance cost	1,152,750	436,427	-
Net operating loss carryforwards	-	14,135	-
	25,178,840	20,317,083	16,952,498
Valuation allowances for
deferred tax assets	(25,178,840)	(20,317,083)	(16,952,498)
Net deferred tax assets	-	-	-

Schedule of Operating Losses
Canadian income tax losses expiring
in the year ended November 30,	Federal
$

2028	182,222
2029	555,539
2030	3,373,079
2031	5,532,739
2032	5,750,053
2033	4,562,538
2034	149,927
2035	2,634,823
2036	5,341,606
2037	5,694,760
2038	10,931,052
44,708,338